DIVESTITURES (Other Divestitures) (Details) (USD $) In Millions	12 Months Ended				1 Months Ended		3 Months Ended	1 Months Ended	3 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Sep. 30, 2009 Feedstocks and Energy [Member] TRN [Member]	Sep. 30, 2009 Feedstocks and Energy [Member] OPTIMAL [Member]	Dec. 31, 2010 Performance Materials [Member]	Sep. 30, 2009 Performance Materials [Member] OPTIMAL [Member]	Jun. 30, 2009 Divestiture of portion of Acrylic Monomer Business, portion of Specialty latex business and the Hollow Sphere Particle business [Member]	Jun. 30, 2010 Certain Acrylic Monomer And Specialty Latex Assets Divestiture As Condition To the Acquisition of ROH [Member]	Mar. 31, 2010 Certain Acrylic Monomer And Specialty Latex Assets Divestiture As Condition To the Acquisition of ROH [Member]	Jun. 30, 2010 Hollow Sphere Particle Business Divesture as Condition to The Acquisition of Rohm and Haas [Member]	Sep. 30, 2009 TRN [Member]	Dec. 31, 2009 TRN [Member]	Sep. 30, 2009 OPTIMAL [Member]	Dec. 31, 2009 OPTIMAL [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment charges	$ 75	[1]	$ 471				$ 75		$ 205	$ 5	$ 8
Severance costs										1
Proceeds from sale of ownership interests in nonconsolidated affiliates	113		1,413	0									742		660
Gain (loss) on the sale of equity method investments net					457
Gain (loss) on the sale of equity method investments, pretax	25		795	0	513									513	339	339
Loss on discontinuation of cash flow hedge due to forecasted transaction probable of not occurring					56								56
Exit or disposal activities												7
Gain (Loss) on Sale of Stock in Subsidiary or Equity Method Investee						$ 193		$ 146

[1]	Included in “Accounts and notes receivable – Other” in the consolidated balance sheets.